SUPPLEMENT TO THE PROSPECTUS
The date of this supplement is December 12, 2019.

MFS® Global Total Return Fund

Effective December 31, 2019, the section entitled "Portfolio Manager(s)" under the main heading entitled "Summary of Key Information" is replaced in its entirety as follows:
Portfolio Manager(s)

Portfolio Manager	Since	Title
Nevin Chitkara	2006	Investment Officer of MFS
Pilar Gomez-Bravo	2013	Investment Officer of MFS
Steven Gorham	2000	Investment Officer of MFS
Andy Li	February 2019	Investment Officer of MFS
Vipin Narula	2017	Investment Officer of MFS
Henry Peabody	December 2019	Investment Officer of MFS
Robert Persons	2013	Investment Officer of MFS
Jonathan Sage	2014	Investment Officer of MFS
Robert Spector	2015	Investment Officer of MFS
Erik Weisman	2005	Investment Officer of MFS
Effective December 31, 2020, Nevin Chitkara will no longer be a portfolio manager of the fund.

Effective December 31, 2019, the section entitled "Portfolio Manager(s)" beneath the main heading entitled "Management of the Fund" is replaced in its entirety as follows:
Portfolio Manager(s)
Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.
Portfolio Manager	Primary Role	Five Year History
Nevin Chitkara	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 1997
Pilar Gomez-Bravo	Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2013
Steven Gorham	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 1992
Andy Li	Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2018; Portfolio Manager at Man GLG from 2014 to 2018; Portfolio Manager at ECM Asset Management prior to 2014
Vipin Narula	Equity Securities Portfolio Manager	Employed in the investment are of MFS since 2010
Henry Peabody	Investment Grade Debt Instruments Portfolio Manager
Employed in the investment area of MFS since July 2019; Vice President/Portfolio Manager at Eaton Vance Management from November 2014 to June 2019; Vice President/Research Analyst at Eaton Vance Management prior to November 2014

Robert Persons	Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2000
Jonathan Sage	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 2000
Robert Spector	Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2011
Erik Weisman	Sovereign Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2002
Effective December 31, 2020, Nevin Chitkara will no longer be a portfolio manager of the fund.

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